Fair value of financial instruments	6 Months Ended
Sep. 30, 2018
Fair value of financial instruments
Fair value of financial instruments

12   Fair value of financial instruments

The table below sets out the valuation basis[1,2] of the financial instruments held at fair value by the Group:

	30 September	31 March
	2018	2018
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)	4,243	—
Debt and equity securities (included within Other investments)[2]	9,411	6,471
Derivative financial instruments (included within Trade and other receivables)	3,039	2,629
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)	1,017	—
	17,710	9,100

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)	2,798	2,383
	2,798	2,383

Notes:

1.   There were no changes made during the year to valuation methods or the processes to determine classification other than the reclassifications under IFRS 9 and 15, which were effective from 1 April 2018 (see note 1 “Basis of preparation”), and no transfers were made between the levels in the fair value hierarchy.

2.   Quoted debt and equity securities of €2,792 million (31 March 2018: €2,520 million) are level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The fair value of the Group's financial assets and financial liabilities held at amortised cost approximate to fair value with the exception of long term bonds with a carrying value of €39,677 million (31 March 2018: €30,473 million) and a fair value of €38,539 million (31 March 2018: €29,724 million).